Subsequent events - Additional Informations (Details) R$ in Thousands	Apr. 04, 2023 BRL (R$) flight	Mar. 05, 2023	Dec. 31, 2022
Subsequent events [Abstract]
Percentage of lease liabilities		90.00%
Percentage of delivery of amounts previously agreed to lessors			100.00%
Number of aircrafts | flight	57
Aircraft rental payment | R$	R$ 114,309